Other Receivables (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Receivables (Textual)
Increased in allowance for doubtful other receivables	$ 225,024
Less: allowance for doubtful accounts	(4,079)	(230,330)
Other receivables, net	153,704	499,303
Loan receivables		589,159
Provision for doubtful accounts		215,688	1,436
Mr. Benshuang Yao
Other Receivables (Textual)
Loan receivables		$ 589,159